Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents		$ 4,652	$ 2,861
Restricted cash		121	117
Short-term deposits		3,496	2,253
Marketable debt securities		7,183	7,528
Other receivables		672	480
Total current assets		16,124	13,239
Operating lease right-of-use assets			42
Property and equipment, net			83
Investment in associate at fair value		2,119	3,265
Loan to associate		257
Total non-current assets		2,376	3,390
Total assets		18,500	16,629
Current liabilities
Trade payables		1,308	1,879
Other payables		865	871
Total current liabilities		2,173	2,750
Commitments and contingencies liabilities
Stockholders’ equity
Ordinary shares, par value NIS 1.80 per share; Authorized 50,000,000 shares; Issued and outstanding: 1,664,884 and 573,741 shares as of December 31, 2024 and December 31, 2023, respectively	[1]	742	209
Additional paid-in capital		216,470	207,076
Accumulated other comprehensive loss		(416)	(454)
Accumulated deficit		(200,469)	(192,952)
Total stockholders’ equity		16,327	13,879
Total liabilities and stockholders’ equity		$ 18,500	$ 16,629

[1]	Retroactively adjusted to reflect the 12-1 reverse split that was effected in August 2024 (see Note 11(A)(3))